CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 45,827	$ 31,190
Restricted cash	250	250
Short term bank deposits	21,328	38,351
Investment in marketable securities (Note 4)	30,733	43,275
Restricted investment in marketable securities (Note 4)	287	261
Accounts receivable:
Trade	798	3,236
Other	531	438
TOTAL CURRENT ASSETS	99,754	117,001
NON-CURRENT ASSETS:
Investment in marketable securities (Note 4)	10,959	17,532
Restricted investment in marketable securities (Note 4)	142	129
Property and equipment, net	1,497	938
Other	35	35
TOTAL NON-CURRENT ASSETS	12,633	18,634
TOTAL ASSETS	112,387	135,635
CURRENT LIABILITIES:
Current maturities of bank borrowing	5	20
Accounts payable and accruals:
Trade	7,127	2,267
Other	3,917	2,984
TOTAL CURRENT LIABILITIES	11,049	5,271
LONG-TERM LIABILITIES:
Liability for employee severance benefits	434	379
TOTAL LONG-TERM LIABILITIES	434	379
TOTAL LIABILITIES	11,483	5,650
COMMITMENTS (Note 6)
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.16 par value - authorized: 50,000,000 Ordinary Shares as of June 30, 2017 and December 31, 2016; issued and outstanding: 37,426,703 and 37,167,791 Ordinary Shares as of June 30, 2017 and December 31, 2016, respectively	1,572	1,561
Additional paid-in capital	205,673	204,052
Accumulated deficit	(106,337)	(75,566)
Accumulated other comprehensive loss	(4)	(62)
TOTAL SHAREHOLDERS' EQUITY	100,904	129,985
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 112,387	$ 135,635